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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Castle Creek Arbitrage, LLC
                 -------------------------------
   Address:      227 W. Monroe, Suite 3550
                 -------------------------------
                 Chicago, IL 60606
                 -------------------------------

Form 13F File Number: 28-11853
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Constance Wick
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   312 692 7564
         -------------------------------

Signature, Place, and Date of Signing:

           Constance Wick                Chicago, IL      Aug. 13, 2012
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 75
                                        --------------------

Form 13F Information Table Value Total: 1,740,114
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

          Column 1                Column 2      Column 3 Column 4      Column 5        Column 6   Column 7          Column 8
----------------------------- ---------------- --------- -------- ------------------- ----------  --------  -----------------------
                                                           VALUE   SHRS OR   SH/ PUT/ INVESTMENT   OTHER         VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP   (X$1000)  PRN AMT   PRN CALL DISCRETION  MANAGERS     SOLE     SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
AAR Corp                      Note 1.625% 3/0  000361AK1    3,223  3,410,000 PRN         Sole                3,410,000
Aetna Inc                     Com              00817Y108    7,754    200,000 SH  CALL    Sole                  200,000
Alliance Data Systems Corp    Note 1.750% 8/0  018581AD0   53,064 30,650,000 PRN         Sole               30,650,000
Alliance Data Systems Corp    Note 4.750% 5/1  018581AC2  156,957 54,685,000 PRN         Sole               54,685,000
ArvinMeritor Inc              FRNT 4.625% 3/0  043353AF8    1,740  2,000,000 PRN         Sole                2,000,000
Bank of America Corp          Com              060505104    6,338    774,765 PRN         Sole                  774,765
Barclays BK Plc               IPTH S&P VIX     06740C261   42,132  2,770,000 SH   PUT    Sole                2,770,000
Blue Wolf Mongolia Holdings   Shs              G11962100    3,388    350,000 PRN         Sole                  350,000
Blue Wolf Mongolia Holdings   *W Exp 07/20/201 G11962118    3,388    350,000 SH          Sole                  350,000
Boeing Co.                    Com              097023105    7,987    107,500 SH  CALL    Sole                  107,500
Cadence Design System Inc     Note 2.625% 6/0  127387AJ7   10,119  6,500,000 PRN         Sole                6,500,000
Caesars Entmt Corp            Com              127686103    1,140    100,000 SH   PUT    Sole                  100,000
Carnival Corp                 Com              143658300    6,854    200,000 SH   PUT    Sole                  200,000
Cemex SAB de CV               Note 3.250% 3/1  151290BB8    2,982  3,500,000 PRN         Sole                3,500,000
Cemex SAB de CV               Note 4.875% 3/1  151290AV5   15,162 17,113,000 PRN         Sole               17,113,000
Cemex SAB de CV               Note 3.750% 3/1  151290BC6   21,373 25,550,000 PRN         Sole               25,550,000
Chesapeake Energy Corp        Note 2.750% 11/1 165167BW6   22,017 24,000,000 PRN         Sole               24,000,000
China Ceramics Co Ltd         *W Exp 11/16/201 G2113X118      276     90,000 SH          Sole                   90,000
China Growth Equity Inv Ltd   Shs              G2114K107    2,042    208,390 SH          Sole                  208,390
China Growth Equity Inv Ltd   *W Exp 99/99/999 G2114K123    2,042    208,390 SH          Sole                  208,390
Cubist Pharmaceuticals Inc    Note 2.500% 11/0 229678AD9   19,106 13,250,000 PRN         Sole               13,250,000
EMC Corp Mass                 Note 1.750% 12/0 268648AM4   54,379 33,390,000 PRN         Sole               33,390,000
Endeavour Intl Corp           Com              29259G200    2,814    335,000 SH  CALL    Sole                  335,000
Equinix Inc                   Note 4.750% 6/1  29444UAH9   94,834 43,102,000 PRN         Sole               43,102,000
Forest City Enterprises Inc   Note 5.000% 10/1 345550AM9   22,647 17,471,000 PRN         Sole               17,471,000
General Mtrs Co               Com              37045V100   19,322    979,800 SH   PUT    Sole                  979,800
General Mtrs Co               *W Exp 07/10/201 37045V126   20,498  1,039,443 SH          Sole                1,039,443
General Mtrs Co               *W Exp 07/10/201 37045V118   84,288  4,274,250 SH          Sole                4,274,250
Global Eagle Acquisition Corp Com              37951D102    4,626    473,455 SH          Sole                  473,455
Global Eagle Acquisition Corp *W Exp 05/13/201 37951D110    4,626    473,455 SH          Sole                  473,455
Hicks Acquisition Co II Inc   Com              429090103      971     97,750 SH          Sole                   97,750
Hicks Acquisition Co II Inc   *W Exp 07/14/201 429090111    8,937    900,000 SH          Sole                  900,000
Human Genome Sciences Inc     Note 2.250% 8/1  444903AM0    5,668  5,634,000 PRN         Sole                5,634,000
Illumina Inc                  Com              452327109    4,104    101,600 SH  CALL    Sole                  101,600
Incyte Corp Ltd               Note 4.750% 10/0 45337CAJ1   34,246 12,943,000 PRN         Sole               12,943,000
International Business
 Machines Corp                Com              459200101   58,674    300,000 SH   PUT    Sole                  300,000
JetBlue Airways Corp          DBCV 5.500%10/1  477143AD3    8,880  6,853,000 PRN         Sole                6,853,000
JetBlue Airways Corp          DBCV 5.500%10/1  477143AE1   20,181 14,686,000 PRN         Sole               14,686,000
JPMorgan Chase & Co           Com              46625H100   16,925    473,700 SH  CALL    Sole                  473,700
Laboratory Corp Amer Hldgs    Note   9/1       50540RAG7   46,193 37,194,000 PRN         Sole               37,194,000
Lincare Hldgs Inc             DBCV 2.750%11/0  532791AE0    5,037  4,183,000 PRN         Sole                4,183,000
Market Vectors ETF TR         Gold Miner ETF   57060U100   13,449    300,400 SH   PUT    Sole                  300,400
Market Vectors ETF TR         Gold Miner ETF   57060U100   13,188    294,580 SH          Sole                  294,580
Medicis Pharmaceutical Corp   CL A New         584690309      898     26,292 SH          Sole                   26,292
Microchip Technology Inc      SDCV 2.125%12/1  595017AB0  100,133 80,132,000 PRN         Sole               80,132,000
NetApp Inc                    Note 1.750% 6/0  64110DAB0   18,376 16,000,000 PRN         Sole               16,000,000
Novellus Systems Inc          Note 2.625% 5/1  670008AD3   19,174 15,500,000 PRN         Sole               15,500,000
Omnicare Inc                  Note 3.750%12/1  681904AN8   42,416 32,179,000 PRN         Sole               32,179,000
Omnicom Group Inc             Com              681919106    1,786     36,750 SH          Sole                   36,750
PDL BioPharma Inc             Note 3.750% 5/0  69329YAC8   17,795 16,350,000 PRN         Sole               16,350,000
Pfizer Inc                    Com              717081103    4,025    175,000 SH  CALL    Sole                  175,000
PHH Corp                      Note 6.000% 6/1  693320AQ6   15,254  9,500,000 PRN         Sole                9,500,000
RadioShack Corp               Com              750438103      960    250,000 SH   PUT    Sole                  250,000
Red Hat Inc                   Com              756577102    2,542     45,000 SH   PUT    Sole                   45,000
ROI Acquisition Corp          Com              74966A104    1,918    200,000 SH          Sole                  200,000
ROI Acquisition Corp          *W Exp 02/28/201 74966A112    1,918    200,000 SH          Sole                  200,000
SBA Communications Corp       Note 4.000%10/0  78388JAM8    3,857  2,000,000 PRN         Sole                2,000,000
Seadrill Ltd                  Shs              G7945E105   11,874    334,300 SH   PUT    Sole                  334,300
Smithfield Foods Inc          Note 4.000% 6/3  832248AR9   25,124 22,600,000 PRN         Sole               22,600,000
SPDR S&P 500 ETF Trust        Tr Unit          78462F103  171,486  1,260,000 SH   PUT    Sole                1,260,000
Teradyne Inc                  Note 4.500% 3/1  880770AE2  127,428 48,711,000 PRN         Sole               48,711,000
Trina Solar Ltd               Note 4.000% 7/1  89628EAA2    3,420  3,826,000 PRN         Sole                3,826,000
Trio Merger Corp              Com              896697109    1,753    180,000 SH          Sole                  180,000
Triumph Group Inc             Note 2.625%10/0  896818AB7   23,810 11,500,000 PRN         Sole               11,500,000
United Auto Group Inc.        Note 3.500% 4/0  909440AH2    4,083  4,500,000 PRN         Sole                4,500,000
United Rentals Inc            Note 4.000%11/1  911363AL3   32,653 10,500,000 PRN         Sole               10,500,000
Universal Business Pmt Sol A  *W Exp 05/09/201 913384111    3,150    525,000 SH          Sole                  525,000
Universal Business Pmt Sol A  Com              913384103    3,150    525,000 SH          Sole                  525,000
USEC Inc                      Note 3.000%10/0  90333EAC2   10,698 22,150,000 PRN         Sole               22,150,000
USEC Inc                      Com              90333E108    2,081  2,101,800 SH   PUT    Sole                2,101,800
Virgin Media Inc              Note 6.500%11/1  92769LAB7   57,655 38,553,000 PRN         Sole               38,553,000
WESCO Intl Inc                DBCV 6.000% 9/1  95082PAH8   85,383 39,571,000 PRN         Sole               39,571,000
Yahoo! Inc                    Com              984332106    5,246    331,400 SH          Sole                  331,400
Yahoo! Inc                    Com              984332106    5,246    331,400 SH   PUT    Sole                  331,400
Yahoo! Inc                    Com              984332106    1,251     79,000 SH  CALL    Sole                   79,000
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